The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.3%
	INFORMATION TECHNOLOGY — 22.2%
4,700	Adobe Inc.†	$1,298,375
2,680	Adyen NV†	1,765,499
9,910	Apple Inc.	2,219,543
6,000	Atlassian Corp. plc, Cl. A†	752,640
10,900	Fidelity National Information Services Inc.	1,447,084
11,000	Fiserv Inc.†	1,139,490
4,100	Keyence Corp.	2,536,786
6,700	Mastercard Inc., Cl. A	1,819,519
43,000	Microsoft Corp.	5,978,290
9,800	PayPal Holdings Inc.†	1,015,182
2,600	ServiceNow Inc.†	660,010
17,000	Visa Inc., Cl. A	2,924,170

		23,556,588

	CONSUMER STAPLES — 19.1%
4,300	Costco Wholesale Corp.	1,238,873
32,900	Danone SA	2,898,163
244,000	Davide Campari-Milano SpA	2,204,715
53,740	Diageo plc	2,202,302
11,200	L’Oreal SA	3,136,102
4,300	McCormick & Co. Inc., Non-Voting	672,090
34,900	Nestlé SA	3,786,355
7,800	PepsiCo Inc.	1,069,380
7,756	Pernod Ricard SA	1,381,332
8,300	The Estee Lauder Companies Inc., Cl. A	1,651,285

		20,240,597

	CONSUMER DISCRETIONARY — 16.6%
6,700	adidas AG	2,086,014
1,910	Amazon.com Inc.†	3,315,588
2,000	Christian Dior SE	946,516
3,220	Kering SA	1,640,937
12,800	Lululemon Athletica Inc.†	2,464,384
4,400	LVMH Moet Hennessy Louis Vuitton SE	1,748,787
10,300	McDonald’s Corp.	2,211,513
41,000	Puma SE	3,172,856

		17,586,595

	HEALTH CARE — 9.4%
6,000	Abbott Laboratories	502,020
5,900	Danaher Corp.	852,137
8,400	Edwards Lifesciences Corp.†	1,847,244
3,200	Illumina Inc.†	973,504
1,560	Intuitive Surgical Inc.†	842,291
8,150	Thermo Fisher Scientific Inc.	2,373,851
20,600	Zoetis Inc.	2,566,554

		9,957,601

	UTILITIES — 9.3%
21,300	American Water Works Co. Inc.	2,646,099
57,600	Aqua America Inc.	2,582,208
19,200	Eversource Energy	1,641,024

Shares		Market Value

12,600	NextEra Energy Inc.	$2,935,674

		9,805,005

	COMMUNICATION SERVICES — 5.4%
810	Alphabet Inc., Cl. A†	989,123
746	Alphabet Inc., Cl. C†	909,374
8,500	Facebook Inc., Cl. A†	1,513,680
3,700	IAC/InterActiveCorp.†	806,489
1,200	Netflix Inc.†	321,144
8,900	The Walt Disney Co.	1,159,848

		5,699,658

	REAL ESTATE — 5.3%
12,700	American Tower Corp., REIT	2,808,351
20,000	Crown Castle International Corp., REIT	2,780,200

		5,588,551

	FINANCIALS — 4.7%
16,900	Aon plc	3,271,333
16,000	HDFC Bank Ltd., ADR	912,800
17,000	Investor AB, Cl. B	830,827

		5,014,960

	INDUSTRIALS — 4.3%
45,800	IHS Markit Ltd.†	3,063,104
27,500	Jardine Matheson Holdings Ltd.	1,471,250

		4,534,354

	TOTAL COMMON STOCKS	101,983,909

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.7%
$ 3,932,000	U.S. Treasury Bills, 1.873% to 2.042%††, 10/01/19 to 12/19/19	3,925,286

	TOTAL INVESTMENTS — 100.0% (Cost $74,023,867)	$105,909,195

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	60.1%	$63,636,492
Europe.	32.2	34,134,843
Asia/Pacific	3.0	3,136,690
Japan	2.4	2,536,786
Canada	2.3	2,464,384

	100.0%	$105,909,195

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